Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 18:	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share

The calculation of basic earnings per share (EPS) is based on the following profit (loss) attributable to shareholders and weighted-average number of ordinary shares outstanding.

Profit (loss) attributed to ordinary shareholders (basic)

	2023	2022	2021
	U.S. dollars in thousands
Total comprehensive income (loss) for the year	(1,782)	(1,348)	435

Weighted-average number of ordinary shares (basic)

	2023	2022	2021
	Number of shares
Issued ordinary shares at January 1	544,906,149	544,906,149	514,205,799
Issued March 7,2021 due to warrant exercise	-	-	10,634,406
Issued May 4, 2021 due to warrant exercise	-	-	639,508
Issued July 6, 2021 due to warrant exercise	-	-	4,145,205
Issued August 30, 2021 due to warrant exercise	-	-	1,179,452
Issued September 1, 2021 due to warrant exercise	-	-	414,384
Issued October 11, 2021 due to warrant exercise	-	-	776,713

Weighted average number of ordinary shares (basic)	544,906,149	544,906,149	531,995,467

Diluted earnings (loss) per share

The calculation of diluted EPS is based on the following profit (loss) attributable to shareholders and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

Profit (loss) attributed to ordinary shareholders (diluted)

	2023	2022	2021
	U.S. dollars in thousands
Total comprehensive income (loss) for the year (basic)	(1,782)	(1,348)	435
Warrant revaluation income	-	-	(660)
	(1,782)	(1,348)	(225)

Weighted-average number of ordinary shares (diluted)

	2023	2022	2021
	Number of shares
Weighted-average number of ordinary shares (basic)	544,906,149	544,906,149	531,995,467
Effect of warrants	-	-	83,552,979

Weighted average number of ordinary shares (diluted)	544,906,149	544,906,149	615,548,446

In 2023 and 2022 all options and warrants were excluded from the diluted weighted average number of shares calculation because their effect would have been anti-dilutive. In 2021, 12,400,000 options and 650,000 warrants (each warrant is exercisable to 100 shares) were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.

The average market value of the Company’s shares for calculating the dilutive effect of share options and warrants was based on quoted market prices for the year during which the options were outstanding.